Taxation - Summary of Net Deferred Tax Asset (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Major components of tax expense (income) [abstract]
Deferred tax assets	£ 3,887		£ 3,796
Deferred tax liabilities	(1,156)		(1,396)
Total	£ 2,731	£ 3,797	£ 2,400	£ 2,440